Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 69.3%
Long-Term Municipal Bonds – 65.6%
Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Tuscaloosa County Industrial Development Authority) Series 2019A 4.50%, 05/01/2032(a)	$339	$368,412

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	235	290,075

Arizona – 0.4%
State of Arizona Lottery Revenue 5.00%, 07/01/2024	2,000	2,279,120
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	85	85,051

		2,364,171

California – 53.8%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	1,150	1,176,044
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 06/01/2023-06/01/2025	2,000	2,275,012
Bay Area Toll Authority Series 2017 5.00%, 04/01/2028	2,700	3,416,355
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021A 4.00%, 02/01/2043(a)	1,000	1,123,431
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021A 4.00%, 08/01/2047(a)	1,265	1,391,660
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027	2,000	2,374,268
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 4.00%, 04/01/2035	1,850	2,230,743
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017P 5.00%, 11/01/2032	3,430	3,648,535

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018A 5.00%, 11/15/2030	$900	$1,130,631
California Housing Finance Series 2019-2 4.00%, 03/20/2033	2,174	2,562,709
Series 2021-1, Class A 3.50%, 11/20/2035	2,641	3,091,333
California Infrastructure & Economic Development Bank
Zero Coupon, 01/01/2050 (Pre-refunded/ETM)(a)	10,000	9,999,481
0.45%, 01/01/2050 (Pre-refunded/ETM)(a)	1,500	1,500,000
California Infrastructure & Economic Development Bank (California Academy of Sciences) 0.38% (SIFMA Municipal Swap Index + 0.35%), 08/01/2047(b) (c)	2,000	2,000,019
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015B 5.00%, 10/01/2026	1,000	1,188,683
California Municipal Finance Authority (California Municipal Finance Authority State Lease) Series 2017A 5.00%, 06/01/2029	2,320	2,860,754
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 06/30/2028-06/30/2029	5,025	6,306,954
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	2,635	3,073,735
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2029(a)	450	553,188
California Public Finance Authority (California University of Science & Medicine Obligated Group) 6.25%, 07/01/2054(a)	1,000	1,148,522
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 4.00%, 07/01/2030(a)	600	675,449
California School Finance Authority (Rocketship Education Obligated Group) Series 2015A 4.25%, 03/01/2028(a)	625	684,347
California State Public Works Board Series 2011G 5.00%, 12/01/2023 (Pre-refunded/ETM)	3,215	3,280,169
California State Public Works Board (California State Public Works Board Lease) Series 2014A
5.00%, 09/01/2030	4,375	4,983,680

	Principal Amount (000)	U.S. $ Value

Series 2019C 5.00%, 11/01/2027	$1,670	$2,106,320
California State University
Series 2011A 5.25%, 11/01/2026 (Pre-refunded/ETM)	2,035	2,069,464
Series 2016A 5.00%, 11/01/2025	1,000	1,195,695
Series 2017A 5.00%, 11/01/2025-11/01/2030	3,160	3,816,683
Series 2020D 1.49%, 11/01/2028	400	395,649
California Statewide Communities Development Authority (Enloe Medical Center) Series 2015 5.00%, 08/15/2028	2,200	2,625,156
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2034(a)	375	462,516
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018A 5.00%, 12/01/2028(a)	500	608,615
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028-01/01/2029	5,705	7,118,069
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.00%, 07/01/2024-07/01/2029(a)	335	359,516
City & County of San Francisco CA Series 2021R 5.00%, 06/15/2022	1,585	1,658,798
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015R 5.00%, 09/01/2025	4,175	4,606,004
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2022	3,365	3,579,861
City of Los Angeles Department of Airports
4.00%, 05/15/2044	1,000	1,144,729
5.00%, 05/15/2031-05/15/2033	1,485	1,929,997
Series 2016A 5.00%, 05/15/2026-05/15/2030	4,470	5,373,125
Series 2017A 5.00%, 05/15/2030-05/15/2031	4,860	5,985,478
Series 2018D 5.00%, 05/15/2026	2,890	3,484,656
Series 2020C 5.00%, 05/15/2028	2,070	2,624,975

	Principal Amount (000)	U.S. $ Value

City of Oakland CA Series 2015A 5.00%, 01/15/2022	$1,380	$1,416,013
City of Riverside CA Electric Revenue Series 2019A 5.00%, 10/01/2021	5,490	5,556,351
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2031	1,000	1,202,086
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	340	396,713
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A 5.00%, 11/01/2024 (Pre-refunded/ETM)	5,385	5,472,178
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC)
Series 2014A 5.00%, 03/01/2024	1,955	2,191,668
Series 2014B 5.00%, 03/01/2026	2,360	2,651,734
Coronado Community Development Agency Successor Agency Series 2018A 5.00%, 09/01/2033	3,080	3,565,233
County of Monterey CA (County of Monterey CA COP) Series 2017 5.00%, 10/01/2029	4,870	6,115,509
County of Sacramento CA Airport System Revenue Series 2018E 5.00%, 07/01/2032	1,280	1,597,765
County of San Diego CA (County of San Diego CA COP) Series 2014A 5.00%, 10/15/2027-10/15/2028	2,550	2,931,410
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) 3.50%, 10/01/2046(a)	1,000	1,060,121
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021A 2.875%, 08/01/2041(a)	1,000	1,035,933
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) 2.65%, 12/01/2046(a)	1,000	1,020,123

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021A 3.10%, 07/01/2045(a) (b)	$1,000	$1,011,173
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028	1,505	1,747,759
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	1,740	1,771,932
Irvine Unified School District Series 2017A 5.00%, 09/01/2023	925	1,020,704
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2022	1,460	1,483,525
Los Angeles Community College District/CA Series 2015A 5.00%, 08/01/2030 (Pre-refunded/ETM)	2,585	2,962,421
Los Angeles Department of Water & Power Series 2020B 5.00%, 07/01/2028-07/01/2029	820	1,073,327
Los Angeles Department of Water & Power Power System Revenue Series 2018A 5.00%, 07/01/2028	1,660	2,112,282
Los Angeles Unified School District/CA Series 2014C 5.00%, 07/01/2027	6,815	7,752,934
Series 2015A 5.00%, 07/01/2021	4,785	4,785,000
Middle Fork Project Finance Authority 5.00%, 04/01/2033	450	575,246
Newport Mesa Unified School District 5.00%, 08/01/2021-08/01/2024	1,555	1,654,742
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2025-08/01/2026	2,335	2,751,505
Peralta Community College District
Series 2014A 5.00%, 08/01/2027	5,855	6,663,740
Series 2020A 5.00%, 08/01/2022	3,545	3,731,647
Port of Oakland Series 2012P 5.00%, 05/01/2024 (Pre-refunded/ETM)	5,000	5,199,055
5.00%, 05/01/2025 (Pre-refunded/ETM)	1,405	1,460,934
Riverside County Redevelopment Successor Agency AGM Series 2017B 5.00%, 10/01/2029	1,900	2,361,037
Romoland School District Series 2015 5.00%, 09/01/2023	300	328,775
Sacramento City Unified School District/CA Series 2011 5.00%, 07/01/2025	2,380	2,388,330

	Principal Amount (000)	U.S. $ Value

Sacramento County Sanitation Districts Financing Authority Series 2014A 5.00%, 12/01/2029	$2,000	$2,260,672
San Diego Association of Governments (State of California DOT Fed Hwy Grant) 1.80%, 11/15/2027	1,500	1,576,322
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) Series 2021A 5.00%, 10/01/2022	1,970	2,088,770
San Diego County Water Authority Series 2021A 5.00%, 05/01/2022-05/01/2031	5,810	6,837,333
San Francisco Community College District Series 2015 5.00%, 06/15/2022	5,000	5,232,310
San Francisco Intl Airport
Series 20122 5.00%, 05/01/2027	1,270	1,320,243
Series 2016S 5.00%, 05/01/2025-05/01/2026	2,730	3,274,358
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027	750	881,694
Simi Valley Unified School District Series 2017 5.00%, 08/01/2021-08/01/2022	2,500	2,583,259
State of California 5.00%, 09/01/2023(b)	2,000	2,192,295
Series 2015 5.00%, 08/01/2022-03/01/2024	3,975	4,341,275
Series 2018B 5.00%, 08/01/2029	7,615	9,801,756
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 09/01/2025	1,900	2,245,457
Tobacco Securitization Authority of Southern California 5.00%, 06/01/2030	960	1,267,267
University of California 5.00%, 05/15/2023	4,625	4,821,897
5.00%, 05/15/2023 (Pre-refunded/ETM)	130	135,476
series 2012G 5.00%, 05/15/2023 (Pre-refunded/ETM)	2,645	2,756,415
Series 2013A 5.00%, 05/15/2048	6,000	6,542,585
Series 2018A 4.00%, 05/15/2024	2,120	2,349,399
Upper Santa Clara Valley Joint Powers Authority Series 2011A 5.00%, 08/01/2025 (Pre-refunded/ETM)	1,790	1,797,062

	Principal Amount (000)	U.S. $ Value

Vista Unified School District Series 2012 5.00%, 08/01/2023 (Pre-refunded/ETM)	$2,090	$2,200,101
5.00%, 08/01/2025 (Pre-refunded/ETM)	2,150	2,263,262
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026-01/01/2028	2,800	3,182,800

		274,821,921

Colorado – 0.6%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,068,491
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	690	723,831
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2030	1,000	1,068,353
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050	100	124,458

		2,985,133

Connecticut – 0.3%
State of Connecticut Series 2015B 5.00%, 06/15/2030	1,250	1,460,194

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) 5.00%, 12/15/2026(a)	100	115,392
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/2031	100	80,281
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	140	144,560

		340,233

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	95	110,857
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	570	674,025
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	1,610	1,843,218

		2,628,100

	Principal Amount (000)	U.S. $ Value

Illinois – 2.4%
Chicago Board of Education Series 2017F 5.00%, 12/01/2024	$2,000	$2,290,125
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2023-09/01/2033	300	367,306
Metropolitan Pier & Exposition Authority Series 2017B 5.00%, 12/15/2030	1,400	1,736,618
State of Illinois Series 2012 5.00%, 08/01/2021	350	351,364
Series 2014 5.00%, 05/01/2025	2,165	2,423,030
Series 2016 5.00%, 02/01/2022	1,520	1,562,219
Series 2017D 5.00%, 11/01/2024	3,190	3,647,572

		12,378,234

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2027-02/01/2031	240	293,228

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 6.10%, 06/01/2038-12/01/2040(a)	210	277,356

Michigan – 2.1%
City of Detroit MI 5.00%, 04/01/2029-04/01/2030	2,600	3,130,954
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2025	2,175	2,413,827
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030-12/31/2030	4,325	5,430,662

		10,975,443

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2027	100	116,169

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	2,290	2,533,721

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	420	437,439

	Principal Amount (000)	U.S. $ Value

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	$6,950	$7,264,008
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2029	2,000	2,529,275

		9,793,283

New York – 0.0%
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	210	240,984

Ohio – 0.3%
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	160	164,210
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	835	934,091
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC)
Series 2016A 4.375%, 06/01/2033	180	184,736
Series 2016B 4.375%, 06/01/2033	350	359,209

		1,642,246

Pennsylvania – 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022	1,000	1,037,868

Puerto Rico – 0.4%
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	190	205,690
AGC Series 2007C 5.50%, 07/01/2031	110	128,898
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,105	1,140,912

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A
Zero Coupon, 07/01/2024	$401	$385,149

		1,860,649

Texas – 0.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,010	1,068,629
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	2,950	3,475,941

		4,544,570

Washington – 0.2%
Kalispel Tribe of Indians Series 2018A 5.00%, 01/01/2032(a)	1,000	1,201,256

Wisconsin – 0.5%
UMA Education, Inc. 5.00%, 10/01/2023-10/01/2029(a)	1,040	1,238,415
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	1,135	1,246,102

		2,484,517

Total Long-Term Municipal Bonds (cost $317,603,723)		335,075,202

Short-Term Municipal Notes – 3.7%
California – 3.0%
California Education Notes Program (California Education Notes Program State Lease) Series 2021D 2.00%, 01/31/2022	5,405	5,465,533
County of Los Angeles CA 4.00%, 06/30/2022	8,665	9,000,036
Metropolitan Water District of Southern California Series 2021D 0.28% (SIFMA Municipal Swap Index + 0.14%), 07/01/2037(c)	1,000	1,000,002

		15,465,571

Texas – 0.7%
State of Texas 4.00%, 08/26/2021	3,625	3,646,765

Total Short-Term Municipal Notes (cost $19,113,800)		19,112,336

Total Municipal Obligations (cost $336,717,523)		354,187,538

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Jun 2022; Contracts: 2,540; Exercise Price: EUR 3,150.00; Counterparty: UBS AG(d)	EUR	8,001,000	$261,468
FTSE 100 Index Expiration: Apr 2022; Contracts: 570; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(d)	GBP	3,192,000	85,264
FTSE 100 Index Expiration: Jun 2022; Contracts: 550; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(d)	GBP	3,135,000	115,874
Nikkei 225 Index Expiration: Mar 2022; Contracts: 36,000; Exercise Price: JPY 23,750.00; Counterparty: UBS AG(d)	JPY	855,000,000	149,925
S&P 500 Index Expiration: May 2022; Contracts: 19,700; Exercise Price: USD 3,300.00; Counterparty: UBS AG(d)	USD	65,010,000	1,588,797

Total Options Purchased - Puts (premiums paid $2,976,278)			2,201,328

	Shares

INVESTMENT COMPANIES – 27.3%
Funds and Investment Trusts – 27.3%(e)
iShares Core MSCI EAFE ETF		489,441	36,639,553
iShares Core MSCI Emerging Markets ETF		278,526	18,658,457
SPDR S&P 500 ETF Trust		184,960	79,173,978
Vanguard Mid-Cap ETF		19,951	4,735,370

Total Investment Companies (cost $90,152,995)			139,207,358

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.7%
United States – 0.7%
U.S. Treasury Notes 2.125%, 11/30/2023		$200	208,625
2.625%, 02/15/2029(f) (g)		2,920	3,204,700

Total Governments - Treasuries (cost $3,281,618)			3,413,325

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.3%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $1,325,934)		1,275	1,334,541

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2 2.992% (LIBOR 1 Month+ 2.90%), 07/25/2024(c)	$70	$70,388
Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(c)	4	3,912
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	66	67,509
Series 2016-C07, Class 2M2 4.442% (LIBOR 1 Month + 4.35%), 05/25/2029(c)	218	228,867
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	240	248,873
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(c)	371	384,093
Series 2017-C06, Class 2M2 2.892% (LIBOR 1 Month + 2.80%), 02/25/2030(c)	185	189,176

Total Collateralized Mortgage Obligations (cost $1,092,676)		1,192,818

	Shares

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (h) (i) (cost $19,350,795)	19,350,795	19,350,795

Total Investments – 102.0% (cost $454,897,819)(j)		520,887,703
Other assets less liabilities – (2.0)%		(10,453,970)

Net Assets – 100.0%		$510,433,733

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	60	September 2021	$6,923,400	$(45,463)
Euro STOXX 50 Index Futures	187	September 2021	8,992,474	(88,777)
FTSE 100 Index Futures	72	September 2021	6,952,410	(123,363)
Hang Seng Index Futures	20	July 2021	3,687,390	(63,420)
MSCI Singapore IX ETS Futures	125	July 2021	3,304,176	6,690
Nikkei 225 (OSE) Futures	6	September 2021	1,554,345	(4,675)
S&P 500 E-Mini Futures	168	September 2021	36,024,240	683,190
S&P/TSX 60 Index Futures	3	September 2021	582,139	7,705
TOPIX Index Futures	19	September 2021	3,323,012	(19,965)
U.S. T-Note 2 Yr (CBT) Futures	59	September 2021	12,998,898	(19,391)
U.S. T-Note 10 Yr (CBT) Futures	209	September 2021	27,692,500	156,251
U.S. Ultra Bond (CBT) Futures	37	September 2021	7,129,438	254,025
Sold Contracts
MSCI Emerging Markets Futures	58	September 2021	3,957,920	28,009
OMXS 30 Index Futures	97	July 2021	2,568,350	17,663
SPI 200 Futures	23	September 2021	3,114,712	(3,900)

				$784,579

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	10,752	USD	1,290	07/15/2021	$40,785
Bank of America, NA	USD	4,519	NOK	38,426	07/15/2021	(56,106)
Bank of America, NA	CAD	1,306	USD	1,037	07/16/2021	(17,090)
Bank of America, NA	USD	1,698	CAD	2,103	07/16/2021	(1,456)
Bank of America, NA	EUR	571	USD	696	08/03/2021	18,570
Bank of America, NA	JPY	57,369	USD	528	08/19/2021	11,465
Barclays Bank PLC	USD	418	CAD	504	07/16/2021	(11,280)
BNP Paribas SA	SEK	2,857	USD	334	07/15/2021	272
BNP Paribas SA	SEK	1,521	USD	177	07/15/2021	(954)
BNP Paribas SA	USD	6,931	SEK	59,060	07/15/2021	(28,586)
BNP Paribas SA	USD	251	CAD	312	07/16/2021	811
BNP Paribas SA	USD	1,355	CAD	1,651	07/16/2021	(23,112)
Brown Brothers Harriman & Co.	JPY	57,369	USD	528	08/19/2021	11,021
Citibank, NA	SEK	7,301	USD	878	07/15/2021	25,123
Citibank, NA	USD	769	SEK	6,499	07/15/2021	(9,818)
Citibank, NA	USD	432	CAD	520	07/16/2021	(12,244)
Citibank, NA	USD	822	NZD	1,136	07/29/2021	(28,214)
Citibank, NA	EUR	5,222	USD	6,224	08/03/2021	27,903
Citibank, NA	JPY	67,063	USD	613	08/19/2021	9,049
Citibank, NA	GBP	2,901	USD	4,086	08/26/2021	71,579
Credit Suisse International	USD	5,387	CAD	6,654	07/16/2021	(19,947)
Credit Suisse International	CHF	667	USD	745	08/05/2021	23,371
Deutsche Bank AG	NOK	7,169	USD	860	07/15/2021	27,846
Deutsche Bank AG	USD	1,759	CAD	2,123	07/16/2021	(46,344)
Goldman Sachs Bank USA	NOK	3,584	USD	431	07/15/2021	14,742
Goldman Sachs Bank USA	CAD	1,306	USD	1,036	07/16/2021	(18,049)
Goldman Sachs Bank USA	USD	873	CAD	1,052	07/16/2021	(24,235)
Goldman Sachs Bank USA	CHF	4,597	USD	5,044	08/05/2021	71,558
HSBC Bank USA	USD	1,486	SEK	12,499	07/15/2021	(25,466)
HSBC Bank USA	CAD	1,306	USD	1,034	07/16/2021	(19,451)
JPMorgan Chase Bank, NA	SEK	26,264	USD	3,054	07/15/2021	(15,038)
JPMorgan Chase Bank, NA	USD	431	CAD	520	07/16/2021	(11,816)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	NOK	7,168	USD	858	07/15/2021	$25,386
Morgan Stanley & Co., Inc.	SEK	8,340	USD	1,010	07/15/2021	34,905
Morgan Stanley & Co., Inc.	SEK	4,377	USD	511	07/15/2021	(74)
Morgan Stanley & Co., Inc.	USD	1,791	NOK	15,347	07/15/2021	(8,782)
Morgan Stanley & Co., Inc.	CAD	828	USD	683	07/16/2021	15,791
Morgan Stanley & Co., Inc.	USD	431	CAD	520	07/16/2021	(11,645)
Morgan Stanley & Co., Inc.	USD	1,234	JPY	134,362	08/19/2021	(24,027)
Morgan Stanley & Co., Inc.	AUD	2,072	USD	1,605	08/25/2021	51,059
Natwest Markets PLC	NOK	9,565	USD	1,143	07/15/2021	31,566
Natwest Markets PLC	USD	1,022	NOK	8,381	07/15/2021	(48,990)
Natwest Markets PLC	EUR	826	USD	983	08/03/2021	2,855
Natwest Markets PLC	GBP	925	USD	1,281	08/26/2021	1,118
Standard Chartered Bank	CAD	1,306	USD	1,041	07/16/2021	(12,654)
State Street Bank & Trust Co.	USD	172	SEK	1,433	07/15/2021	(4,181)
State Street Bank & Trust Co.	CHF	423	USD	459	08/05/2021	1,303
State Street Bank & Trust Co.	USD	807	CHF	730	08/05/2021	(17,935)
State Street Bank & Trust Co.	USD	434	JPY	47,438	08/19/2021	(6,800)
UBS AG	CAD	828	USD	683	07/16/2021	15,570
UBS AG	USD	4,172	CAD	5,225	07/16/2021	43,145

						$72,499

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(k)	UBS AG	570	GBP	5,600.00	April 2022	GBP	3,192	$82,920		$(85,264)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,420	01/15/2025	2.565%	CPI#	Maturity	$24,715	$—	$24,715
USD	710	01/15/2025	2.585%	CPI#	Maturity	11,756	—	11,756
USD	710	01/15/2025	2.613%	CPI#	Maturity	10,927	—	10,927
USD	6,470	01/15/2028	1.230%	CPI#	Maturity	702,062	—	702,062
USD	5,230	01/15/2028	0.735%	CPI#	Maturity	776,102	—	776,102
USD	1,575	01/15/2030	1.572%	CPI#	Maturity	153,601	—	153,601
USD	1,575	01/15/2030	1.587%	CPI#	Maturity	151,126	—	151,126
USD	240	01/15/2030	1.714%	CPI#	Maturity	19,816	—	19,816
USD	240	01/15/2030	1.731%	CPI#	Maturity	19,383	—	19,383
USD	1,613	02/15/2041	CPI#	2.500%	Maturity	10,959	—	10,959
USD	1,587	02/15/2041	CPI#	2.505%	Maturity	12,680	—	12,680
USD	450	02/15/2041	CPI#	2.553%	Maturity	8,785	—	8,785

						$1,901,912	$—	$1,901,912

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	14,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	$382,509	$—	$382,509
USD	4,180	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	156,770	—	156,770
USD	3,000	04/16/2034	3 Month LIBOR	2.673%	Quarterly/ Semi-Annual	407,505	—	407,505

						$946,784	$—	$946,784

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	37	$(9,771)	$(3,564)	$(6,207)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	123	(32,482)	(15,285)	(17,197)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,113)	(964)	(1,149)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	251	(66,285)	(30,049)	(36,236)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	255	(67,320)	(24,820)	(42,500)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	20	(5,281)	(1,944)	(3,337)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	382	(100,881)	(36,226)	(64,655)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	48	(12,676)	(5,940)	(6,736)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	331	(87,411)	(30,467)	(56,944)

						$(384,220)	$(149,259)	$(234,961)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	$(147,814)	$—	$(147,814)
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	144,239	—	144,239
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	(44,552)	—	(44,552)
Citibank, NA	USD	6,400	10/23/2021	2.039%	CPI#	Maturity	(91,485)	—	(91,485)
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	299,405	—	299,405
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	114,575	—	114,575
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	203,303	—	203,303
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	58,455	—	58,455
JPMorgan Chase Bank, NA	USD	5,000	07/20/2024	1.995%	CPI#	Maturity	194,309	—	194,309
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	186,914	—	186,914
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	317,213	—	317,213
Morgan Stanley Capital Services LLC	USD	19,000	07/20/2022	1.939%	CPI#	Maturity	578,759	—	578,759
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	221,249	—	221,249

							$2,034,570	$—	$2,034,570

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.120%	SIFMA*	Quarterly	$(63,231)	$—	$(63,231)
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly	(64,959)	—	(64,959)

							$(128,190)	$—	$(128,190)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	1,313	09/17/2021	$(3,715)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $29,374,022 or 5.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,282,290 and gross unrealized depreciation of investments was $(2,921,272), resulting in net unrealized appreciation of $71,361,018.

(k)	One contract relates to 1 share.

As of June 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$335,075,202	$—	$335,075,202
Short-Term Municipal Notes	—	19,112,336	—	19,112,336
Options Purchased - Puts	—	2,201,328	—	2,201,328
Investment Companies	139,207,358	—	—	139,207,358
Governments - Treasuries	—	3,413,325	—	3,413,325
Commercial Mortgage-Backed Security	—	1,334,541	—	1,334,541
Collateralized Mortgage Obligations	—	1,192,818	—	1,192,818
Short-Term Investments	19,350,795	—	—	19,350,795

Total Investments in Securities	158,558,153	362,329,550	—	520,887,703
Other Financial Instruments(a):
Assets:
Futures	1,153,533	—	—	1,153,533
Forward Currency Exchange Contracts	—	576,793	—	576,793
Centrally Cleared Inflation (CPI) Swaps	—	1,901,912	—	1,901,912
Centrally Cleared Interest Rate Swaps	—	946,784	—	946,784
Inflation (CPI) Swaps	—	2,318,421	—	2,318,421
Liabilities:
Futures	(368,954)	—	—	(368,954)
Forward Currency Exchange Contracts	—	(504,294)	—	(504,294)
Put Options Written	—	(85,264)	—	(85,264)
Credit Default Swaps	—	(384,220)	—	(384,220)
Inflation (CPI) Swaps	—	(283,851)	—	(283,851)
Interest Rate Swaps	—	(128,190)	—	(128,190)
Total Return Swaps	—	(3,715)	—	(3,715)

Total	$159,342,732	$366,683,926	$—	$526,026,658

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for nine months ended June 30, 2021 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,214	$133,156	$123,019	$19,351	$2